--------------------------------------------------------------------------------
                                  ANNUAL REPORT
--------------------------------------------------------------------------------
                                FEBRUARY 28, 2003
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                                   VALUE LINE

                                   TAX EXEMPT
                                   FUND, INC.


                               [LOGO] VALUE LINE
                                    NO-LOAD
                                     MUTUAL
                                     FUNDS

 INVESTMENT ADVISER     Value Line, Inc.
                        220 East 42nd Street
                        New York, NY 10017-5891

 DISTRIBUTOR            Value Line Securities, Inc.
                        220 East 42nd Street
                        New York, NY 10017-5891

 CUSTODIAN BANK         State Street Bank and Trust Co.
                        225 Franklin Street
                        Boston, MA 02110

 SHAREHOLDER            State Street Bank and Trust Co.
 SERVICING AGENT        c/o NFDS
                        P.O. Box 219729 Kansas City, MO 64121-9729

 INDEPENDENT            PricewaterhouseCoopers LLP
 ACCOUNTANTS            1177 Avenue of the Americas
                        New York, NY 10036

 LEGAL COUNSEL          Peter D. Lowenstein, Esq.
                        Two Sound View Drive, Suite 100
                        Greenwich, CT 06830

 DIRECTORS              Jean Bernhard Buttner
                        John W. Chandler
                        Frances T. Newton
                        Francis C. Oakley
                        David H. Porter
                        Paul Craig Roberts
                        Marion N. Ruth
                        Nancy-Beth Sheerr

 OFFICERS               Jean Bernhard Buttner
                        CHAIRMAN AND PRESIDENT
                        Charles Heebner
                        VICE PRESIDENT
                        Bradley T. Brooks
                        VICE PRESIDENT
                        David T. Henigson
                        VICE PRESIDENT AND
                        SECRETARY/TREASURER
                        Joseph Van Dyke
                        ASSISTANT SECRETARY/TREASURER
                        Stephen La Rosa
                        ASSISTANT SECRETARY/TREASURER

AN INVESTMENT IN THE VALUE LINE TAX EXEMPT FUND, INC. MONEY MARKET PORTFOLIO IS NOT GUARANTEED OR INSURED BY THE U.S. GOVERNMENT, AND THERE IS NO ASSURANCE THAT THIS PORTFOLIO WILL MAINTAIN ITS $1.00 PER SHARE NET ASSET VALUE.


THIS REPORT IS ISSUED FOR INFORMATION OF SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND (OBTAINABLE FROM THE DISTRIBUTOR).

                                                                         #526116

THE VALUE LINE TAX EXEMPT FUND, INC.

                                                               TO OUR VALUE LINE
--------------------------------------------------------------------------------

To Our Shareholders:

During the past year ended February 28, 2003 prices of fixed-income securities increased as interest rates declined. Long-term, tax-exempt interest rates, as measured by the Bond Buyer's 40-Bond Index(1), dropped from 5.25% on February 28, 2002 to 5.04% on February 28, 2003. During this same period, long-term taxable rates, as measured by the 30-year Treasury bond, fell from 5.42% to 4.67%. The drop in interest rates was the result of continued slow economic growth, an easier monetary policy by the Federal Reserve, contained inflation, and a weak stock market. In 2002, the Federal Reserve cut the Federal Funds rate in November from 1.75% to 1.25% in response to the weak economic outlook and the uncertainties from geopolitical events.

Currently, a 30-year triple-A rated municipal bond yields 4.84%, which is 98.2% of the 4.93% yield of the 30-year Treasury bond. A 4.84% tax-exempt yield is equivalent to a 7.88% taxable yield for individuals in the 38.6% tax bracket. This is an extremely high municipal-to-taxable yield ratio and shows how attractive municipal bonds are as income vehicles for investors.

NATIONAL BOND PORTFOLIO

The primary objective of the Value Line Tax Exempt National Bond Portfolio is to provide investors with maximum income exempt from federal income taxes, without undue risk to principal(2). During the year ended February 28, 2003, the Portfolio's total return was 5.76%. Since its inception in March 1984, the total return for the National Bond Portfolio, assuming the reinvestment of all dividends over that period, has been 295.02%. This is equivalent to an average annual total return of 7.52%(3).

Your Portfolio's 5.76% total return for the year ended February 28, 2003 was less than the 7.67% total return of the Lehman Brothers Municipal Bond Index(4) during the same time period. The total return of the Lehman Index does not reflect the Portfolio's expenses of .91%, which, if deducted, would lower the Index's return to 6.76%. Your Fund has a high concentration of housing bonds. These bonds are high quality securities that provide your Fund with high yields and low price risk relative to other investments.

Your Fund's management continues to emphasize bonds with high quality and with call protection(5) in order to maintain and maximize shareholder income without sacrificing safety of principal. Over 95% of the Portfolio's bonds are rated A or better by the major credit agencies, such as Moody's Investors Service and Standard and Poor's Corporation. In addition, 13% of the portfolio is invested in non-callable bonds, mostly with high coupons. The portfolio's highest concentrations of investments are in the insured and housing-revenue sectors respectively. Management continually monitors the portfolio's duration and expects to maintain the duration within a range which is close to the Lehman Brothers Municipal Index.

MONEY MARKET PORTFOLIO

The objective of the Tax Exempt Money Market Portfolio is to preserve principal by investing in high-quality, tax-exempt short-term securities that have a high degree of liquidity so as to ensure a constant net asset value of $1.00 per share(6). The portfolio consists only of securities that carry the highest two ratings of the major credit-rating agencies. The 7-day average yield was 0.24% as of February 28, 2003, which is equivalent to a 0.39% taxable yield for those in the 38.6% tax bracket.

The municipal bond market is one of the most fragmented and complex sectors of the American capital markets. We believe that most investors seeking tax-free income are best served by investing in a mutual fund, whose advantages include professional management, diversification, liquidity, low transaction costs, accurate record-keeping, automatic

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2

                                            THE VALUE LINE TAX EXEMPT FUND, INC.

TAX EXEMPT FUND SHAREHOLDERS
--------------------------------------------------------------------------------

reinvestment of dividends, and availability in small-dollar amounts. In addition to these features, The Value Line Tax Exempt Fund has the additional advantage of carrying no sales or redemption fees.

We thank you for your continued confidence in Value Line, and look forward to serving your investment needs in the future.


                                   Sincerely,

                                   /s/ Jean Bernhard Buttner

                                   Jean Bernhard Buttner
                                   CHAIRMAN and PRESIDENT

April 17, 2003

--------------------------------------------------------------------------------
(1) THE BOND BUYER'S 40-BOND INDEX IS A BENCHMARK INDEX FOR LONG-TERM TAX-EXEMPT BONDS ONLY. IT HAS AN AVERAGE MATURITY OF ABOUT 30 YEARS AND IS USED IN COMPARISON TO THE 30-YEAR TAXABLE BOND MARKET AS REPRESENTED BY THE 30-YEAR TREASURY BOND.

(2) INCOME FROM BOTH PORTFOLIOS MAY BE SUBJECT TO STATE AND LOCAL TAXES, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT) FOR CERTAIN INVESTORS. CAPITAL GAINS, IF ANY, ARE FULLY TAXABLE.

(3) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID.

(4) THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS A TOTAL-RETURN PERFORMANCE BENCHMARK FOR THE LONGTERM, INVESTMENT-GRADE, TAX-EXEMPT BOND MARKET. INVESTMENT-GRADE BONDS ARE RATED BAA OR HIGHER BY MOODY'S OR BBB OR HIGHER BY STANDARD & POOR'S. RETURNS AND ATTRIBUTES FOR THE INDEX ARE CALCULATED SEMI-MONTHLY USING APPROXIMATELY 25,000 MUNICIPAL BONDS, WHICH ARE PRICED BY MULLER DATA CORPORATION. THE RETURNS FOR THE INDEX DO NOT REFLECT CHARGES, EXPENSES, OR TAXES, AND IT IS NOT POSSIBLE TO DIRECTLY INVEST IN THIS INDEX.

(5) CALL-PROTECTION REFERS TO THE INHABILITY OF THE ISSUER TO REDEEM A BOND FOR A NUMBER OF YEARS AFTER BEING ISSUED BUT PRIOR TO MATURITY.

(6) AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.

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                                                                               3

THE VALUE LINE TAX EXEMPT FUND, INC.
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ECONOMIC OBSERVATIONS

The U.S. economy is continuing to chart an uneven course. Thus, following a strong opening quarter in 2002, in which the nation's gross domestic product surged by 5.0%, a lackluster second quarter that saw the pace of expansion cut back sharply to 1.3%, and a subsequent stepup in the third quarter, with GDP growth coming in at a relatively strong 4.0%, the pace of activity slowed again, and markedly so. Indeed, few areas, save for housing, are participating in this irregular business expansion to any degree. It wasn't surprising, therefore, that the government recently reported revised figures for 2002 showing just nominal fourth-quarter gross domestic product growth.

What's more, there appears to be no quick or easy cure for what ails this economy, given the continued uncertainty regarding the establishment of a stable government in Iraq and given the fact that the President's fiscal stimulus package is still up in the air. Such uncertainty will continue to have a negative effect on both consumer spending and business capital investment. All told, we project that GDP will increase just slightly in the first half of 2003, before some expected resolution of the above global and domestic uncertainties helps to better underpin the economy after midyear.

Inflation, meantime, remains muted, thanks partly to modest labor cost increases. Adequate supplies of raw materials are also helping to keep the costs of production low. We caution, though, that as the U.S. economy moves further along the recovery road over the next several years, some increase in pricing pressures may emerge. Absent a much more vigorous long-term business recovery than we now forecast, or a resumption of the sharp rise in oil prices stemming from a surprisingly long conflict in the Middle East, inflation should continue to be held in comparative check through the middle years of this decade. Interest rates, therefore, are likely to remain relatively stable with, at most, a gentle upward bias commencing by 2004.

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4

                                            THE VALUE LINE TAX EXEMPT FUND, INC.
--------------------------------------------------------------------------------

The following graph compares the performance of the Value Line Tax Exempt Fund National Bond Portfolio to that of the Lehman Brothers Municipal Bond Index. The Value Line Tax Exempt Fund National Bond Portfolio is a professionally managed mutual fund, while the Index is not available for investment and is unmanaged. The returns for the Index do not reflect charges, expenses or taxes. The comparison is shown for illustrative purposes only.

             COMPARISON OF A CHANGE IN VALUE OF $10,000 INVESTMENT
           IN THE VALUE LINE TAX EXEMPT FUND NATIONAL BOND PORTFOLIO
                 AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX


                              [PLOT POINTS GRAPH]


PERFORMANCE DATA:*

                   (Period covered is from 3/1/93 to 2/28/03)

                                        NATIONAL BOND
                                          PORTFOLIO
                                   -----------------------
                                    AVERAGE     GROWTH OF
                                     ANNUAL     AN ASSUMED
                                     TOTAL      INVESTMENT
                                     RETURN     OF $10,000
                                   ---------   -----------
 1 year ended 2/28/03 ..........      5.76%      $10,576
 5 years ended 2/28/03 .........      4.85%      $12,672
10 years ended 2/28/03 .........      5.22%      $16,628

                                          MONEY MARKET
                                            PORTFOLIO
                                      ---------------------
                                       AVERAGE   GROWTH OF
                                        ANNUAL   AN ASSUMED
                                        TOTAL    INVESTMENT
                                        RETURN   OF $10,000
                                      --------- -----------
 1 year ended 2/28/03 ...............    0.39%    $10,039
 5 years ended 2/28/03 ..............    1.80%    $10,935
10 years ended 2/28/03 ..............    2.09%    $12,302
                                         ----     -------
 7 day current yield (2/28/03)(1) ...    0.24%

--------------------------------------------------------------------------------
 *THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NO GUARANTEE
  OF FUTURE PERFORMANCE. THE AVERAGE ANNUAL TOTAL RETURN AND GROWTH OF AN ASSUMED INVESTMENT OF $10,000 INCLUDES DIVIDENDS REINVESTED AND CAPITAL GAINS DISTRIBUTIONS ACCEPTED IN SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTMENT, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST. THE PERFORMANCE DATA AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

(1) THE FUND'S CURRENT YIELD REFERS TO THE INCOME GENERATED BY AN INVESTMENT IN THE FUND OVER A SEVEN-DAY PERIOD, WHICH IS THEN ANNUALIZED. THE YIELD QUOTATION MORE CLOSELY REFLECTS THE EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION.

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                                                                               5

THE VALUE LINE TAX EXEMPT FUND, INC.

SCHEDULE OF INVESTMENTS
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
  PRINCIPAL                                                                            RATING
    AMOUNT                            NATIONAL BOND PORTFOLIO                        (UNAUDITED)         VALUE
------------------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL SECURITIES (88.7%)

                ALABAMA (0.6%)
 $1,000,000     Birmingham, Refunding and Capital Improvement,
                 General Obligation Unlimited, Ser. B, 5.25%, 12/1/22 ............       Aaa          $1,060,260

                ALASKA (3.2%)
                Housing Finance Corp.:
  1,355,000      Collateralized Veteran's Mortgage Revenue, 1st Ser., 6.00%,
                  6/1/15 .........................................................       Aaa           1,483,956
  1,510,000      Mortgage Revenue, Refunding, Ser. A-1, 5.50%, 12/1/17 ...........       Aaa           1,594,243
  1,500,000      Revenue Bonds, Ser. A, 5%, 12/1/39 ..............................       Aaa           1,492,620
    600,000     International Airports Revenues, Ser. B, 5.75%, 10/1/17 ..........       Aaa             682,938
                                                                                                      ----------
                                                                                                       5,253,757
                                                                                                      ----------
                ARIZONA (4.0%)
  2,850,000     Greenlee County, Industrial Development Authority, Pollution
                 Control Revenue, Refunding, Phelps Dodge Corp. Project,
                 5.45%, 6/1/09 ...................................................      Baa2           2,761,992
  3,465,000     Maricopa County, Industrial Development Authority, Single-Family
                 Mortgage Revenue, Ser. 1998 B, 6.20%, 12/1/30 ...................       Aaa           3,833,642
                                                                                                      ----------
                                                                                                       6,595,634
                                                                                                      ----------
                CALIFORNIA (2.8%)
  1,000,000     Burbank Public Financing Authority Revenue, Golden State
                 Redevelopment Project, Ser. A, 5.25%, 12/1/22 ...................       Aaa           1,067,740
  3,000,000     Golden State Tobacco Securitization Corp., Asset-Backed Revenue,
                 Ser. 2003 A-1, 6.25%, 6/1/33 ....................................        A1           2,897,040
    575,000     Shasta Joint Powers Financing Authority, Lease Revenue County
                 Administration Building Project Ser. A, 5.25%, 4/1/22 ...........       Aaa             610,604
                                                                                                      ----------
                                                                                                       4,575,384
                                                                                                      ----------
                DISTRICT OF COLUMBIA (3.7%)
  4,000,000     District of Columbia, Tobacco Settlement Financing Corp.,
                 Asset Backed Revenue, 6.25%, 5/15/24 ............................        A1           3,903,240
  2,000,000     Metropolitan Washington DC Airport Authority, Ser. A, 5.75%,
                 10/1/16 .........................................................       Aaa           2,242,600
                                                                                                      ----------
                                                                                                       6,145,840
                                                                                                      ----------
                FLORIDA (6.2%)
  3,920,000     Collier County, Florida Gas Tax Revenue, 5.25%, 6/1/22 ...........       Aaa           4,182,405
  2,220,000     Orlando, Utilities Commission, Water & Electric Revenue, Ser. C,
                 5.25%, 10/1/22 ..................................................       Aa2           2,344,919

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6

                                            THE VALUE LINE TAX EXEMPT FUND, INC.

                                                               FEBRUARY 28, 2003
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                    RATING
    AMOUNT                                NATIONAL BOND PORTFOLIO                            (UNAUDITED)         VALUE
--------------------------------------------------------------------------------------------------------------------------
 $1,015,000     Pinellas County, Housing Finance Authority Single Family
                 Mortgage Revenue, 5.30%, 9/1/21 .........................................       Aaa          $ 1,055,976
    500,000     Polk County, Utility System Revenue, 5.25%, 10/1/22 ......................       Aaa              532,165
  2,000,000     Sarasota County, Utility System Revenue, Ser. C, 5.25%, 10/1/22 ..........       Aaa            2,118,920
                                                                                                              -----------
                                                                                                               10,234,385
                                                                                                              -----------
                HAWAII (2.1%)
  2,000,000     Department of Budget and Finance, Special Purpose Mortgage
                 Revenue, Kapiolani Health Care System, 6.40%, 7/1/13 ....................       Aaa            2,442,100
    980,000     Housing and Community Development Corp., Single Family
                 Mortgage Revenue, Ser. A, 5.30%, 7/1/22 .................................       Aaa            1,009,635
                                                                                                              -----------
                                                                                                                3,451,735
                                                                                                              -----------
                ILLINOIS (4.0%)
  1,500,000     Chicago O'Hare International Airport Revenue,
                 Second Lien-Passenger Facility, Ser. B, 5.50%, 1/1/15 ...................       Aaa            1,677,195
  1,080,000     Chicago Single Family Mortgage Revenue, Collateralized, Ser. C-1,
                 6.30%, 9/1/29 ...........................................................       Aaa            1,135,771
  2,000,000     Educational Facilities Authority Revenue, DePaul University,
                 5.50%, 10/1/17 ..........................................................       Aaa            2,208,100
  1,500,000     Illinois State, General Obligations Unlimited, First Series, 5.375%,
                 7/1/20 ..................................................................       Aaa            1,624,095
                                                                                                              -----------
                                                                                                                6,645,161
                                                                                                              -----------
                INDIANA (2.4%)
  3,000,000     Office Building Commission, Capital Complex, Revenue, Ser. B,
                 7.40%, 7/1/15 ...........................................................       Aaa            4,001,700

                IOWA (1.7%)
  1,000,000     Financial Authority Single Family Mortgage Revenue, Ser. A, 5%,
                 7/1/22 ..................................................................       Aaa            1,013,350
  1,500,000     Muscatine, Electric Revenue, 6.70%, 1/1/13. ..............................       Aaa            1,784,985
                                                                                                              -----------
                                                                                                                2,798,335
                                                                                                              -----------
                MARYLAND (2.2%)
  3,475,000     Community Development Administration, Housing and Community
                 Development Revenue Refunding, Single Family Program, 1st
                 Series, 5.60%, 4/1/18 ...................................................       Aa2            3,675,751

                MASSACHUSETTS (7.3%)
  2,000,000     Consolidated Loan General Obligation Limited, Ser. E, 5.25%,
                 1/1/22 ..................................................................       Aaa            2,121,360

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                                                                               7

THE VALUE LINE TAX EXEMPT FUND, INC.

SCHEDULE OF INVESTMENTS
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
  PRINCIPAL                                                                                 RATING
    AMOUNT                              NATIONAL BOND PORTFOLIO                           (UNAUDITED)         VALUE
-----------------------------------------------------------------------------------------------------------------------
 $4,000,000     State Development Finance Agency, Revenue, Boston University,
                 Ser. P, 6.00%, 5/15/59 ...............................................        A3          $ 4,406,400
  2,445,000     State Housing Finance Agency, Revenue Bonds, Ser. H, 4.875%,
                 6/1/23 ...............................................................       Aa3            2,464,658
  3,000,000     State Housing Finance Agency, Single Family Revenue, Ser. 98,
                 4.875%, 6/1/23 .......................................................       Aa2            3,016,440
                                                                                                           -----------
                                                                                                            12,008,858
                                                                                                           -----------
                MICHIGAN (2.0%)
  1,095,000     Comprehensive Transportation, Revenue Ser. B, 5.25%, 5/15/22 ..........       Aaa            1,158,006
  2,000,000     Housing Development Authority, Single Family Mortgage Revenue,
                 Ser. C, 5.95%, 12/1/14 ...............................................       AA+*           2,119,320
                                                                                                           -----------
                                                                                                             3,277,326
                                                                                                           -----------
                MINNESOTA (0.6%)
    985,000     Housing Finance Agency, Single Family Mortgage Revenue, Ser. A,
                 5.35%, 7/1/17 ........................................................       Aaa            1,024,922

                MISSISSIPPI (0.3%)
    500,000     Development Bank Special Obligation Revenue, Jackson Water &
                 Sewer System Project, 5.25%, 9/1/22 ..................................       Aaa              527,955

                NEBRASKA (0.5%)
    750,000     Investment Finance Authority, Single Family Mortgage Revenue,
                 Ser. D, 5.25%, 9/1/22 ................................................       AAA*             767,835

                NEW JERSEY (1.1%)
  1,870,000     Tobacco Settlement Financing Corp., Asset Backed Revenue,
                 5.75%, 6/1/32 ........................................................        A1            1,739,007

                NEW YORK (0.8%)
  1,300,000     New York City Health & Hospital Corporation, Health System
                 Revenue, Ser. A, 5.25%, 2/15/22 ......................................       Aaa            1,374,360

                NORTH DAKOTA (0.6%)
    960,000     Housing Finance Agency, Housing Finance Program, Home
                 Mortgage Finance Program 2000 Series A, Refunding,
                 6.20%, 7/1/14 ........................................................       Aa3            1,030,963

                OHIO (1.6%)
  1,415,000     Housing Finance Agency, Residential Mortgage Revenue, 2000
                 Series G, 5.625%, 9/1/16 .............................................       Aaa            1,526,049
    995,000      Series A-2, 5.50%, 9/1/22 ............................................       Aaa            1,043,964
                                                                                                           -----------
                                                                                                             2,570,013
                                                                                                           -----------

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8
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                                            THE VALUE LINE TAX EXEMPT FUND, INC.

                                                               FEBRUARY 28, 2003
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                   RATING
    AMOUNT                               NATIONAL BOND PORTFOLIO                            (UNAUDITED)         VALUE
-------------------------------------------------------------------------------------------------------------------------
                OREGON (1.9%)
 $3,000,000     Klamath Falls, Senior Lien Electric Revenue Refunding, Klamath
                 Cogen: 5.50%,1/1/07 ....................................................        NR(4)       $3,150,960

                PENNSYLVANIA (2.9%)
  4,000,000     Washington County Authority, Capital Funding Revenue,
                 Capital Project and Equipment Program, 6.15%, 12/1/29 ..................       Aaa           4,754,080

                RHODE ISLAND (1.2%)
  1,900,000     Housing and Mortgage Finance Corporation Homeownership
                 Opportunity Revenue, Ser. 40-A, 4.9%, 4/1/22 ...........................       Aa2           1,914,763

                SOUTH CAROLINA (0.6%)
  1,000,000     Public Service Authority, Revenue, Ser. D, 5%, 1/1/21 ...................       Aaa           1,044,200

                SOUTH DAKOTA (4.3%)
  1,500,000     Housing Development Authority, Homeownership Mortgage
                 Revenue, Ser. C, 5.35%, 5/1/22 .........................................       Aa1           1,565,295
  1,500,000     Housing Development Authority, Homeownership Mortgage
                 Revenue, Ser. D, 5.25%, 5/1/17 .........................................       Aa1           1,585,485
    835,000     Housing Development Authority, Homeownership Mortgage
                 Revenue, 2000 Ser. E, 6.25%, 5/1/21 ....................................       Aa1             893,575
  1,500,000     Housing Development Authority, Homeownership Mortgage
                 Revenue, Ser. H, 5.70%, 5/1/17 .........................................       Aa1           1,605,435
  1,500,000     Housing Development Authority, Multiple Purpose Revenue, Ser. B,
                 5.10%, 11/1/20 .........................................................       Aaa           1,543,305
                                                                                                             ----------
                                                                                                              7,193,095
                                                                                                             ----------
                TEXAS (20.5%)
  3,000,000     Austin Water & Waste Water System, Water and Waste Water
                 Revenue, 5%, 11/15/22 ..................................................       Aaa           3,089,310
  2,500,000     Brazos River Authority, Revenue, Houston Industries, Inc. Ser. D,
                 4.90%, 10/1/15 .........................................................       Aaa           2,687,450
  3,500,000     Bexar County Revenue, Venue Project, 5.75%, 8/15/22 .....................       Aaa           3,890,810
  1,250,000     Dallas Fort Worth International Airport, Joint Improvement
                 Revenue, Ser. A, 5%, 11/1/22 ...........................................       Aaa           1,256,587
  3,085,000     Harris County Hospital District, Revenue Refunding, Series 1990,
                 7.40%, 2/15/10 .........................................................       Aaa           3,655,910
  2,060,000     Harris County, Senior-Lien Toll Road, Revenue, 5.375%, 8/15/22 ..........       Aaa           2,204,200
  1,000,000     Houston Airport System, Revenue, Sub Lien, 5.50%, 7/1/20 ................       Aaa           1,088,250
  2,000,000     Houston, Public Improvement General Obligation Limited,
                 5.25%, 3/1/21 ..........................................................       Aaa           2,116,160
  1,000,000     Katy, Independent School District, General Obligation Unlimited,
                 Ser. A, 5%, 2/15/22 ....................................................       Aaa           1,028,350

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THE VALUE LINE TAX EXEMPT FUND, INC.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                     RATING
    AMOUNT                                NATIONAL BOND PORTFOLIO                             (UNAUDITED)         VALUE
----------------------------------------------------------------------------------------------------------------------------
 $2,240,000     La Marque, Independent School District, General Obligation
                 Unlimited, 5.25%,2/15/22 ................................................        Aaa          $  2,362,618
  3,000,000     Lubbock, Housing Finance Corp., Single Family Mortgage
                 Revenue, Refunding, Ser. A, 8.00%, 10/1/21 ..............................        AAA*            4,340,430
                State Affordable Housing Corporation, Multifamily Revenue,
  1,000,000       Ser. A, 6.75%, 8/20/21 .................................................        Aaa             1,139,260
  1,500,000       Ser. A, 5.40%, 9/1/22 ..................................................        Aaa             1,585,395
  1,000,000     Pflugerville, Independent School, General Obligation Unlimited,
                 5.25%, 2/15/22 ..........................................................        Aaa             1,056,380
    500,000     Trinity River Authority, Revenue Improvement, Tarrant County
                 Water Project, 5.50%, 2/1/22 ............................................        Aaa               542,150
  1,590,000     University, University Revenue, Ser. A, 5.25%, 8/15/20 ...................        Aaa             1,767,921
                                                                                                               ------------
                                                                                                                 33,811,181
                                                                                                               ------------
                UTAH (0.9%)
  1,000,000     Housing Corp., Single Family Mortgage, Revenue,
                 Ser. A-1-CL III, 5.125%, 7/1/24 .........................................        Aa3             1,010,560
    500,000     Housing Corp., Single Family Mortgage, Revenue,
                 Ser. B-1-CL III, 5.50%, 7/1/18 ..........................................        Aa3               523,475
                                                                                                               ------------
                                                                                                                  1,534,035
                                                                                                               ------------
                VIRGINIA (0.9%)
  1,730,000     Pocahontas Parkway Association, Route 895 Connector,
                 Toll Road Revenue, Ser. A, 5.25%, 8/15/09 ...............................       Baa3             1,483,613

                WASHINGTON (6.5%)
  1,800,000     Grant County, Public Utility Electric Revenue Refunding,
                 Ser. H, 5.375%, 1/1/18 ..................................................        Aaa             1,950,606
  1,000,000     Port Seattle, Revenue, Subordinated Lien, Ser. A, 5.25%, 9/1/22 ..........        Aaa             1,051,180
  1,550,000     State House Finance Commission, Revenue Single Family Program,
                 Ser. 3N-R, 5.35%, 12/1/16 ...............................................        Aaa             1,631,778
  6,190,000     Tobacco Settlement Authority, Asset Backed Revenue,
                 6.50%, 6/1/26 ...........................................................         A1             6,116,091
                                                                                                               ------------
                                                                                                                 10,749,655
                                                                                                               ------------
                WISCONSIN (1.3%)
  2,000,000     Housing and Economic Development Authority, Home Ownership
                 Revenue Ser. G, 4.85%, 9/1/17 ...........................................        Aa2             2,071,760
                                                                                                               ------------
                TOTAL LONG-TERM MUNICIPAL SECURITIES
                 (COST $140,491,054) .....................................................                      146,466,523
                                                                                                               ------------

--------------------------------------------------------------------------------
10

                                            THE VALUE LINE TAX EXEMPT FUND, INC.

                                                               FEBRUARY 28, 2003
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                       RATING
    AMOUNT                                NATIONAL BOND PORTFOLIO                              (UNAUDITED)           VALUE
-------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES (18.8%)
 $3,000,000     Chicago, Illinois, General Obligation Unlimited, Neighborhoods
                 Alive, 21-B, 1.05%, 1/1/37 ..............................................       VM1G-1(3)       $  3,000,000
  3,000,000     Fayetteville, North Carolina Public Works Commission, Revenue,
                 1.00%, 3/1/24 ...........................................................       VM1G-1(3)          3,000,000
  1,665,000     Minnesota State Higher Education Coordinating Board Revenue,
                 Supplement Student Loan Program B, 1.15%, 11/1/24 .......................       VM1G-1(3)          1,665,000
  2,500,000     New Jersey Economic Development & Authority, Special Facilities
                 Revenue, Port Newark Container LLC, 1.15%, 7/1/30 .......................          AA*(3)          2,500,000
  5,700,000     New York City, General Obligations, Subser. B-7, 1.15%, 8/15/18 ..........       VM1G-1(1)          5,700,000
                New York City Municipal Water Finance Authority, Revenue:
  2,100,000      Ser. C, 1.15%, 6/15/22 ..................................................       VM1G-1(1)          2,100,000
  4,700,000      Ser. C, 1.15%, 6/15/23 ..................................................       VM1G-1(1)          4,700,000
  5,000,000     New York State Energy Research & Development Authority
                 Pollution Control Revenue, NYS Electric & Gas Co. 1.15%,
                 2/1/29 ..................................................................       VM1G-1(1)          5,000,000
  2,000,000     Rochester Minnesota Health Care Facilities, Mayo Clinic, Series
                 2000C, 1.05%, 3/3/03 ....................................................          AA-*            2,000,000
  1,400,000     Sheboygan Wisconsin Pollution Control Revenue, Wisconsin Power
                 & Light Co. Project, Ser. A, 1.50%, 9/1/15 ..............................          P-1(1)          1,400,000
                                                                                                                 ------------
                TOTAL SHORT-TERM MUNICIPAL SECURITIES
                 (COST $31,065,000) ......................................................                         31,065,000
                                                                                                                 ------------
                TOTAL MUNICIPAL SECURITIES (107.5%)
                 (COST $171,556,054) .....................................................                        177,531,523
                LIABILITIES LESS CASH AND OTHER ASSETS (-7.5%) ...........................                        (12,356,243)
                                                                                                                 ------------
                NET ASSETS (100.0%) ......................................................                       $165,175,280
                                                                                                                 ============
                NET ASSET VALUE, OFFERING AND REDEMPTION
                 PRICE, PER OUTSTANDING SHARE ............................................                       $      10.84
                                                                                                                 ============

RATED BY MOODY'S INVESTORS SERVICE EXCEPT FOR THOSE MARKED BY AN ASTERISK (*) WHICH ARE RATED BY STANDARD & POOR'S.

VARIABLE RATE NOTES ARE CONSIDERED SHORT-TERM OBLIGATIONS. INTEREST RATES CHANGE PERIODICALLY EVERY (1) 1 DAY (2) 3 DAYS OR (3) 7 DAYS. THESE SECURITIES ARE PAYABLE ON DEMAND ON INTEREST RATE REFIX DATES AND ARE SECURED BY EITHER LETTERS OF CREDIT OR OTHER CREDIT SUPPORT AGREEMENTS FROM BANKS. THE RATES LISTED ARE AS OF FEBRUARY 28, 2003.

(4) SECURITY NOT RATED

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

THE VALUE LINE TAX EXEMPT FUND, INC.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 PRINCIPAL                                                                                 RATING
  AMOUNT                             MONEY MARKET PORTFOLIO                              (UNAUDITED)         VALUE
---------------------------------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES (101.2%)

             ARIZONA (4.8%)
 $500,000    Maricopa County, School District No. 98 Fountain Hills University
              Refunding Interest Certificates Ownership, 0%, 1/1/04 ................           Aaa        $  494,830

             IDAHO (1.9%)
  200,000    Building Authority Revenue Refunding, Ser. C, 2.50%, 9/1/03 ..........            Aaa           201,251

             ILLINOIS (44.6%)
  500,000    Chicago Board of Education, General Obligations Unlimited Tax,
              Ser. D, 1.05%, 3/1/32 ...............................................         VM1G-1(2)        500,000
  500,000    Development Financing Authority Revenue, Chicago Educational
              TV Association, Ser. A, 1.05%, 11/1/14 ..............................         VM1G-1(2)        500,000
  500,000    Development Financing Authority Revenue, Glenwood School for
              Boys, 1.05%, 2/1/33 .................................................         VM1G-1(2)        500,000
  500,000    Development Financing Authority Revenue, World
              Communications, Inc. 1.05%, 8/1/15 ..................................         VM1G-1(2)        500,000
  150,000    Educational Facilities Authority, Revenue Cultural Pooled
              Financing, 1.05%, 3/1/28 ............................................          A-1+*(2)        150,000
  500,000    Educational Facilities Authority, Revenue, DePaul University,
              Ser. CP-1,1.05%, 4/1/26 .............................................         VM1G-1(2)        500,000
  500,000    Educational Facilities Authority, Revenue Northwestern Project,
              1.10%, 12/1/25 ......................................................         VM1G-1(2)        500,000
  500,000    Naperville, Revenue, Dupage Children's Museum Project,
              1.10%, 6/1/30 .......................................................         VM1G-1(2)        500,000
  500,000    Village of Schaumburg, General Obligations Unlimited Tax,
              Ser. B, 1.05%, 12/1/15 ..............................................         VM1G-1(2)        500,000
  500,000    Village of South Barrington, Cook County, General Obligations
              Variable Rate Demand Ser. 1998, 1.05%, 12/1/27 ......................          A-1+*(2)        500,000
                                                                                                          ----------
                                                                                                           4,650,000
                                                                                                          ----------

--------------------------------------------------------------------------------
12

                                            THE VALUE LINE TAX EXEMPT FUND, INC.

                                                               FEBRUARY 28, 2003
--------------------------------------------------------------------------------

 PRINCIPAL                                                                          RATING
  AMOUNT                          MONEY MARKET PORTFOLIO                          (UNAUDITED)          VALUE
---------------------------------------------------------------------------------------------------------------
             MINNESOTA (4.8%)
 $500,000    State Higher Education Coordinating Board, Revenue, Supplement
              Student Loan Program B, 1.15%, 11/1/24 ........................        VM1G-1(2)      $  500,000

             NEW HAMPSHIRE (2.3%)
  240,000    Municipal Bond Bank Revenue Refunding, State Guaranteed,
              Ser.  B-1, 5.25%, 7/15/03 .....................................           Aa2            243,360

             NEW YORK (12.5%)
  300,000    New York City Municipal Water Finance Authority, Revenue,
              Ser. C, 1.15%, 6/15/23 ........................................        VM1G-1(1)         300,000
  500,000    State Energy Research & Development Authority, Pollution Control
              Revenue, NYS Electric & Gas Co., 1.15%, 2/1/29 ................        VM1G-1(1)         500,000
  500,000    Suffolk County Water Authority, Revenue, Anticipating Notes,
              1.25%, 1/1/08 .................................................          AA-*(2)         500,000
                                                                                                    ----------
                                                                                                     1,300,000
                                                                                                    ----------
             NORTH CAROLINA (9.6%)
  500,000    Mecklenburg County, General Obligations, Public Improvement,
              Ser. 2000 C, 1.05%, 2/1/13 ....................................        VM1G-1(2)         500,000
  500,000    Mecklenburg County, General Obligations, Public Improvement,
              Ser. 2000 C, 1.05%, 2/1/19 ....................................        VMIG-1(2)         500,000
                                                                                                    ----------
                                                                                                     1,000,000
                                                                                                    ----------
             OREGON (4.8%)
  500,000    Portland, Multifamily Revenue, South Park Block Project, Ser. A,
              1.10%, 12/1/11 ................................................         A-1+*(2)         500,000

             SOUTH CAROLINA (4.8%)
  500,000    Lexington & Richmond Counties, School District No. 005, General
              Obligations Unlimited, 2%, 3/1/03 .............................           Aaa            500,000

             TENNESSEE (4.8%)
  500,000    Rutherford County Industrial Development Board, Industrial
              Development Revenue, Series 1994, (Square D Co. Project),
              1.05%, 4/1/17 .................................................         A-1+*(2)         500,000

             TEXAS (1.9%)
  200,000    Guadalupe Blanco River Authority, Revenue, Hydro Electric
              Project, 3.50%, 6/1/03 ........................................           Aaa            201,099

--------------------------------------------------------------------------------

THE VALUE LINE TAX EXEMPT FUND, INC.

SCHEDULE OF INVESTMENTS                                        FEBRUARY 28, 2003
--------------------------------------------------------------------------------

 PRINCIPAL                                                                   RATING
  AMOUNT                        MONEY MARKET PORTFOLIO                     (UNAUDITED)          VALUE
----------------------------------------------------------------------------------------------------------
             WISCONSIN (4.4%)
$455,000     West Allis, Variable Rate Demand Revenue Bonds, Ser. 2001,
              State Fair Park Exposition Center, 1.14%, 9/1/28 ..........   VM1G-1(2)        $   455,000
                                                                                             -----------
             TOTAL SHORT-TERM MUNICIPAL SECURITIES (101.2%)
              (COST $10,545,540) .......................................                      10,545,540

             LIABILITIES LESS CASH AND OTHER ASSETS (-1.2%) ............                        (126,874)
                                                                                             -----------
             NET ASSETS (100.0%) .......................................                     $10,418,666
                                                                                             ===========
             NET ASSET VALUE, OFFERING AND REDEMPTION
              PRICE, PER OUTSTANDING SHARE .............................                     $      1.00
                                                                                             ===========

RATED BY MOODY'S INVESTORS SERVICE EXCEPT FOR THOSE MARKED BY AN ASTERISK (*) WHICH ARE RATED BY STANDARD & POOR'S.

VARIABLE RATE NOTES ARE CONSIDERED SHORT-TERM OBLIGATIONS. INTEREST RATES CHANGE PERIODICALLY EVERY (1) 1 DAY OR (2) 7 DAYS. THESE SECURITIES ARE PAYABLE ON DEMAND ON INTEREST RATE REFIX DATES AND ARE SECURED BY EITHER LETTERS OF CREDIT OR OTHER CREDIT SUPPORT AGREEMENTS FROM BANKS. THE RATES LISTED ARE AS OF FEBRUARY 28, 2003.

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
14

                                            THE VALUE LINE TAX EXEMPT FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
AT FEBRUARY 28, 2003
--------------------------------------------------------------------------------

                                                         PORTFOLIO
                                                ----------------------------
                                                 NATIONAL         MONEY
                                                   BOND           MARKET
                                                ----------------------------
                                                       (IN THOUSANDS)
ASSETS:
Investment securities, at value
   (cost $171,556 and amortized
   cost $10,546) ............................    $177,532        $10,546
Cash ........................................          59             77
Interest receivable .........................       1,888             17
Receivable for securities sold ..............       1,410             --
Receivable for capital shares sold ..........          31            309
                                                 -----------------------
TOTAL ASSETS ................................     180,920         10,949
                                                 -----------------------
LIABILITIES:
Payable for securities purchased ............      15,250            495
Capital shares repurchased ..................         163              8
Dividends payable to shareholders ...........         133             --
Accrued expenses:
  Advisory fee ..............................          62              3
  Service and distribution plan
     fees payable ...........................          31             --
  Other .....................................         106             24
                                                 -----------------------
TOTAL LIABILITIES ...........................      15,745            530
                                                 -----------------------
NET ASSETS ..................................    $165,175        $10,419
                                                 =======================
NET ASSETS
Capital stock, at $.01 par value (Authorized 65,000,000 shares and 125,000,000 shares, respectively; outstanding 15,230,596 shares and
   10,435,320 shares, respectively) .........    $    152        $   104
Additional paid-in capital ..................     158,973         10,323
Undistributed net investment
   income ...................................         248             --
Accumulated net realized (loss) gain
   on investments ...........................        (174)            (8)
Net unrealized appreciation of
   investments ..............................       5,976             --
                                                 -----------------------
NET ASSETS ..................................    $165,175        $10,419
                                                 =======================
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE, PER
   OUTSTANDING SHARE ........................    $  10.84         $  1.00
                                                 ========================

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED FEBRUARY 28, 2003

                                                      PORTFOLIO
                                               -----------------------
                                                NATIONAL       MONEY
                                                  BOND        MARKET
                                               ----------   ----------
                                                    (IN THOUSANDS)
INVESTMENT INCOME:
Interest ...................................    $7,707        $151
                                                -------------------
EXPENSES:
Advisory fee ...............................       786          54
Service and distribution plan fee ..........       393          27
Audit and legal fees .......................        70          10
Transfer agent fees ........................        51          18
Custodian fees .............................        35           4
Registration and filing fees ...............        21           9
Printing and stationary ....................        18           5
Director's fees and expenses ...............        20           1
Postage ....................................        14           4
Other ......................................        18           6
                                                -------------------
     Total expenses before fees
        waived and custody credits .........     1,426         138
     Less: service and distribution
        plan fee waived ....................        --         (27)
     Less: advisory fee waived .............        --          (2)
     Less: custody credits .................       (10)         (1)
                                                -------------------
     NET EXPENSES ..........................     1,416         108
                                                -------------------
NET INVESTMENT INCOME ......................     6,291          43
                                                -------------------
REALIZED AND UNREALIZED
 GAIN ON INVESTMENTS
     Net Realized Gain .....................     1,459           1
     Net change in Net Unrealized
        Appreciation .......................     1,782          --
     Net Increase from Payments
        made by Adviser ....................        --          10
                                                -------------------
NET REALIZED GAIN AND CHANGE IN
   NET UNREALIZED APPRECIATION ON
   INVESTMENTS .............................     3,241          11
                                                -------------------
ET INCREASE IN NET ASSETS FROM
   OPERATIONS ..............................    $9,532        $ 54
                                                ==================

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

THE VALUE LINE TAX EXEMPT FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED FEBRUARY 28, 2003 AND FEBRUARY 28, 2002
--------------------------------------------------------------------------------

                                                       NATIONAL BOND                 MONEY MARKET
                                                         PORTFOLIO                     PORTFOLIO
                                               ---------------------------------------------------------
                                                    2003            2002           2003          2002
                                               ---------------------------------------------------------
                                                                (DOLLARS IN THOUSANDS)
OPERATIONS:
 Net investment income .....................    $    6,291      $    6,724            43           146
 Net realized gain on investments ..........         1,459           1,318             1            --
 Change in unrealized appreciation .........         1,782           1,521            --            --
 Net increase from payments made
  by Adviser ...............................            --              --            10            --
                                                ------------------------------------------------------
 Net increase in net assets
  from operations ..........................         9,532           9,563            54           146
                                                ------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income .....................        (6,201)         (6,628)          (43)         (146)
 Net realized gains ........................          (300)             --            --            --
                                                ------------------------------------------------------
 Net decrease in net assets from
  distributions ............................        (6,501)         (6,628)          (43)         (146)
                                                ------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sale of shares ..........       220,893         109,183         5,515         6,482
 Net proceeds from reinvestment of
  distributions to shareholders ............         4,548           4,532            43           146
 Cost of shares repurchased ................      (225,425)       (112,661)       (6,843)       (8,093)
                                                ------------------------------------------------------
 Net increase (decrease) in net assets
  from capital share transactions ..........            16           1,054        (1,285)       (1,465)
                                                ------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS              3,047           3,989        (1,274)       (1,465)
NET ASSETS:
 Beginning of year .........................       162,128         158,139        11,693        13,158
                                                ------------------------------------------------------
 End of year ...............................    $  165,175      $  162,128      $ 10,419      $ 11,693
                                                ======================================================
UNDISTRIBUTED NET INVESTMENT INCOME
 AT END OF YEAR ............................    $      248      $      203      $      1      $     --
                                                ======================================================

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
16

                                            THE VALUE LINE TAX EXEMPT FUND, INC.

NOTES TO FINANCIAL STATEMENTS                                  FEBRUARY 28, 2003
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

The Value Line Tax Exempt Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company, comprised of the National Bond and Money Market Portfolios. The primary investment objective of the National Bond Portfolio is to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal by investing primarily in investment-grade municipal securities. The primary objective of the Money Market Portfolio is to preserve principal and provide income by investing in high-quality, tax-exempt money market instruments. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific state or region. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) SECURITY VALUATION: National Bond Portfolio -- The investments are valued each business day by an independent pricing service (the "Service") approved by the Board of Directors. Investments for which quoted bid prices in the judgment of the Service are readily available and are representative of the bid side of the market are valued at quotations obtained by the Service from dealers in such securities. Other investments (which constitute a majority of the portfolio securities) are valued by the Service, based on methods that include consideration of yields or prices of municipal securities of comparable quality, coupon, maturity, and type; indications as to values from dealers; and general market conditions. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. Other assets and securities for which no quotations are readily available will be valued in good faith at their fair value using methods determined by the Board of Directors.

Money Market Portfolio -- Securities are valued on the basis of amortized cost, which approximates market value and does not take into account unrealized capital gains or losses. This involves valuing an instrument at cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The valuation of securities based upon their amortized cost is permitted by Rule 2a-7 under the Investment Company Act of 1940. The rule requires that the Portfolio maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase instruments that have remaining maturities of 13 months or less only, and invest only in securities determined by the Board of Directors to be of good quality, with minimal credit risks. The Directors have established procedures designed to achieve these objectives.

(B) DISTRIBUTIONS: It is the policy of the Fund to declare dividends daily from net investment income. In the Money Market Portfolio, dividends are automatically reinvested each day in additional shares. Dividends credited to a shareholder's account in the National Bond Portfolio are paid monthly. Income earned by the Fund on weekends, holidays, and other days on which the Fund is closed for business is declared as a dividend on the next day on which the Fund is open for business. The Fund expects to distribute any net realized capital gains in either Portfolio at least annually.

The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassification.

--------------------------------------------------------------------------------

THE VALUE LINE TAX EXEMPT FUND, INC.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(C) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no provision for federal income tax or excise tax is required.

(D) INVESTMENTS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premium and accretion of discounts on investments, is earned from settlement date and recognized on the accrual basis.

Securities purchased or sold on when-issued or delayed-delivery basis may be settled a month or more after the trade date.

(E) EXPENSES: Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses that are applicable to both Portfolios are allocated between them.

(F) REPRESENTATIONS AND INDEMNIFICATIONS: In the normal course of business the Portfolios enter into contracts that contain a variety of representations which provide general indemnifications. The Portfolios' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the Portfolios expect the risk of loss to be remote.

2. CAPITAL SHARE TRANSACTIONS

Transactions in capital stock were as follows:

                                NATIONAL BOND PORTFOLIO
                              ---------------------------
                               YEAR ENDED FEBRUARY 28,
                                 2003           2002
                              ---------------------------
                                    (IN THOUSANDS)

Shares sold ................    20,630         10,322
Shares issued to
   shareholders in
   reinvestment of
   distributions ...........       425            428
                                ---------------------
                                21,055         10,750
Shares repurchased .........   (21,006)       (10,616)
                               ----------------------
Net increase ...............        49            134
                               ======================

                               MONEY MARKET PORTFOLIO
                              -------------------------
                               YEAR ENDED FEBRUARY 28,
                                 2003          2002
                              -----------   -----------
                                   (IN THOUSANDS)

Shares sold ................    5,515         6,482
Shares issued to
   shareholders in
   reinvestment of
   distributions ...........       43           146
                                -----         -----
                                5,558         6,628
Shares repurchased .........   (6,843)       (8,093)
                               ------        ------
Net decrease ...............   (1,285)       (1,465)
                               ======        ======

--------------------------------------------------------------------------------
18

                                            THE VALUE LINE TAX EXEMPT FUND, INC.

                                                               FEBRUARY 28, 2003
--------------------------------------------------------------------------------

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of municipal securities were as follows:

                                  NATIONAL BOND
                                    PORTFOLIO
                                 ---------------
                                    YEAR ENDED
                                   FEBRUARY 28,
                                       2003
                                 ---------------
                                  (IN THOUSANDS)
PURCHASES:
Long-term obligations ..........   $ 192,604
Short-term obligations .........     251,585
                                   ---------
                                    $ 444,189
                                   =========
MATURITIES OR SALES:
Long-term obligations ..........   $ 198,619
Short-term obligations .........     235,320
                                   ---------
                                    $ 433,939
                                   =========

                                           MONEY MARKET
                                            PORTOFLIO
                                          ---------------
                                            YEAR ENDED
                                           FEBRUARY 28,
                                               2003
                                          ---------------
                                           (IN THOUSANDS)
PURCHASES:
Municipal short-term obligations .........   $ 11,746
                                             ========
MATURITIES OR SALES:
Municipal short-term obligations .........   $ 12,850
                                             ========

4. INCOME TAXES

At February 28, 2003, information on the tax components of capital is as follows:

                                               NATIONAL BOND
                                                PORTFOLIO
                                              ---------------
                                               (IN THOUSANDS)

Cost of investments for tax purposes .........   $171,288
                                                 ========
Gross tax unrealized appreciation ............   $ 6,636
Gross tax unrealized depreciation ............      (392)
                                                 --------
Net tax unrealized appreciation on
   investments ...............................   $ 6,244
                                                 ========
Undistributed tax exempt income ..............   $   106
                                                 ========

During the year ended February 28, 2003, as permitted under Federal income tax regulation, the National Bond Portfolio elected to defer $167,000 of post-October net capital losses to the next taxable year.

During the year ended February 28, 2003 the National Bond Portfolio utilized a capital loss carryforward of approximately $1,367,000.

The National Bond Portfolio's net investment income and net realized gain (loss) differ for financial statement and tax purposes primarily due to differing treatment of bond discounts, premiums and wash sales.

The tax composition of distributions for the National Bond Portfolio for the years ended February 28, 2002 and 2003 were as follows:

                                     2003        2002
                                  ---------   ---------
                                     (IN THOUSANDS)

Tax exempt income ...............   $6,195      $6,616
Taxable ordinary income .........        6          12
                                    ------      ------
                                    $6,201      $6,628
                                    ======      ======
Long-term capital gains .........   $  300      $   --
                                    ======      ======

                                                MONEY MARKET
                                                 PORTFOLIO
                                              ---------------
                                               (IN THOUSANDS)

Cost of Investments for tax purposes .........   $ 10,546
                                                 ========

--------------------------------------------------------------------------------

THE VALUE LINE TAX EXEMPT FUND, INC.

NOTES TO FINANCIAL STATEMENTS                                  FEBRUARY 28, 2003
--------------------------------------------------------------------------------

Capital loss carryforward expiring:

 February 2005 .........     $  --*
 February 2006 .........         2
 February 2007 .........         5
 February 2008 .........         1
                             -----
                             $   8
                             =====

*Rounds to less than one thousand.

The tax composition of distributions to shareholders of the Money Market Portfolio for the years ended February 28, 2002 and 2003 were all from tax-exempt income.

5. INVESTMENT ADVISORY CONTRACT AND TRANSACTIONS WITH AFFILIATES

An advisory fee of $785,773 and $52,345 (net of fees waived) was paid or payable by the National Bond Portfolio and the Money Market Portfolio, respectively, to Value Line, Inc. (the "Adviser") for the year ended February 28, 2003. The advisory fee is based on average daily net assets of the portfolios of the Fund at an annual rate of .50%. For the period December 10, 2002 through February 28, 2003 the Adviser voluntarily waived a portion of the Money Market Portfolio's advisory fee in the amount of $2,285. The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of administrative services, office space, equipment, and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses of its organization and operation.

For the year ended February 28, 2003, the Fund's expenses were reduced by $9,891 and $999 for the National Bond Portfolio and Money Market Portfolio, respectively, under a custody credit arrangement with the custodian.

The Fund has a Service and Distribution Plan (the "Plan"). The Plan, adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, compensates Value Line Securities, Inc., a subsidiary of the Adviser (the "Distributor"), for advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. Fees amounting to $392,886 were paid or payable to the Distributor by the National Bond Portfolio under this Plan for the year ended February 28, 2003. Fees amounting to $27,292 payable to the Distributor by the Money Market Portfolio under this Plan for the year ended February 28, 2003, were voluntarily waived by the Distributor.

Certain officers and directors of the Adviser and the Distributor are also officers and directors of the Fund.

At February 28, 2003, the Adviser and/or affiliated companies owned 284,900 shares of the National Bond Portfolio common shares, representing 1.87% of the outstanding shares and 1,042 shares of the Money Market Portfolio representing ..01% of the outstanding shares. In addition, certain officers and directors of the Fund owned 111,770 shares of the National Bond Portfolio, representing .73% of the outstanding shares and 7,946 shares of the Money Market Portfolio, representing .08% of the outstanding shares.

During the year ended February 28, 2003 the Adviser made a payment to the Fund's Money Market Portfolio of $10,000 to offset the effect on the Money Market Portfolio's net assets of certain losses realized in prior years.

--------------------------------------------------------------------------------
20

                                            THE VALUE LINE TAX EXEMPT FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

                                                                               NATIONAL BOND PORTFOLIO
                                                                         YEARS ENDED ON LAST DAY OF FEBRUARY,
                                                     -------------------------------------------------------------------------------
                                                        2003             2002            2001             2000             1999
                                                     ===============================================================================
NET ASSET VALUE, BEGINNING OF YEAR ..............    $   10.68        $   10.51       $    9.79       $   10.80        $   11.04
                                                     ---------        ---------       ---------       ---------        ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .........................         0.43             0.45            0.49            0.49             0.52
  Net gains or losses on securities
    (both realized and unrealized) ..............         0.18             0.17            0.72           (0.95)            0.03
                                                     ---------        ---------       ---------       ---------        ---------
  Total from investment operations ..............         0.60             0.62            1.21           (0.46)            0.55
                                                     ---------        ---------       ---------       ---------        ---------
LESS DISTRIBUTIONS:
  Dividends from net
    investment income ...........................        (0.42)           (0.45)          (0.49)          (0.49)           (0.52)
  Distributions from net realized
    gains .......................................        (0.02)              --              --           (0.06)           (0.27)
                                                     ---------        ---------       ---------       ---------        ---------
  Total distributions ...........................        (0.44)           (0.45)          (0.49)          (0.55)           (0.79)
                                                     ---------        ---------       ---------       ---------        ---------
NET ASSET VALUE, END OF YEAR ....................    $   10.84        $   10.68       $   10.51       $    9.79        $   10.80
                                                     =========        =========       =========       =========        =========
TOTAL RETURN ....................................         5.76%            5.97%          12.68%          (4.30)%           4.88%
                                                     =========        =========       =========       =========        =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in thousands) ..........    $ 165,175        $ 162,128       $ 158,139       $ 150,514        $ 182,017
Ratio of expenses to average net assets .........          .91%(1)          .91%(1)         .82%(1)         .64%(1)          .63%(1)
Ratio of net investment income to                                                                                           4.71%
 average net assets .............................         4.00%            4.28%           4.82%            4.77
Portfolio turnover rate .........................          134%              76%             94%             163%             192%

   (1) RATIO REFLECTS EXPENSES GROSSED UP FOR CUSTODY CREDIT ARRANGEMENT. THE RATIO OF EXPENSES TO AVERAGE NET ASSETS NET OF CUSTODY CREDITS WOULD HAVE BEEN .90%, .90%, .81%, .63% AND .62%, RESPECTIVELY, AS OF FEBRUARY 28, 2003,
   FEBRUARY 28, 2002, FEBRUARY 28, 2001, FEBRUARY 29, 2000 AND FEBRUARY 28,
   1999.

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

THE VALUE LINE TAX EXEMPT FUND, INC.

Financial Highlights
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

                                                                           MONEY MARKET PORTFOLIO
                                                                     YEARS ENDED ON LAST DAY OF FEBRUARY,
                                       ----------------------------------------------------------------------------------------
                                            2003                2002                  2001               2000            1999
                                       ========================================================================================
NET ASSET VALUE, BEGINNING
 OF YEAR ............................. $      1.00          $      1.00          $      1.00          $    1.00       $    1.00
                                       -----------          -----------          -----------          ---------       ---------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income ..............       0.004                 0.01                 0.03               0.02            0.02
LESS DISTRIBUTIONS:
  Dividends from net
    investment income ................      (0.004)               (0.01)               (0.03)             (0.02)          (0.02)
                                       ------------         -----------          -----------          ---------       ---------
NET ASSET VALUE, END OF YEAR ......... $      1.00          $      1.00          $      1.00          $    1.00       $    1.00
                                       ============         ===========          ===========          =========       =========
TOTAL RETURN .........................        0.39%                1.12%                2.76%              2.38%           2.39%
                                       ============         ===========          ===========          =========       =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
 (in thousands) ...................... $    10,419          $    11,693          $    13,158          $  13,456       $  15,256
Ratio of expenses to average
 net assets ..........................        1.00%(1)(2)          1.25%(1)(2)          1.33%(1)(2)        1.15%(1)        1.18%(1)
Ratio of net investment income
 to average net assets ...............        0.39%                1.14%                2.73%              2.33%           2.38%


(1) RATIO REFLECTS EXPENSES GROSSED UP FOR CUSTODY CREDIT ARRANGEMENT. THE RATIO OF EXPENSES TO AVERAGE NET ASSETS NET OF CUSTODY CREDITS WOULD HAVE BEEN 0.99%, 1.23%, 1.31%, 1.14%, AND 1.16%, RESPECTIVELY, AS OF FEBRUARY 28,
    2003, FEBRUARY 28, 2002, FEBRUARY 28, 2001, FEBRUARY 29, 2000 AND FEBRUARY 28, 1999.

(2) NET OF WAIVED ADVISORY, SERVICE AND DISTRIBUTION PLAN FEES. HAD THE EXPENSES BEEN PAID BY THE MONEY MARKET PORTFOLIO THE RATIO OF EXPENSES TO AVERAGE NET ASSETS WOULD HAVE BEEN 1.27%, 1.50% AND 1.47% AND THE RATIO OF NET INVESTMENT INCOME TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN .12%, .89% AND 2.59%, RESPECTIVELY, AS OF FEBRUARY 28, 2003, FEBRUARY 28, 2002 AND FEBRUARY 28, 2001.

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
22

                                            THE VALUE LINE TAX EXEMPT FUND, INC.

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS
OF THE VALUE LINE TAX EXEMPT FUND, INC.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the National Bond Portfolio and the Money Market Portfolio (constituting The Value Line Tax Exempt Fund, Inc., hereinafter referred to as the "Fund") at February 28, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York

April 14, 2003

--------------------------------------------------------------------------------

                         FEDERAL TAX NOTICE (UNAUDITED)

 DURING THE YEAR ENDED FEBRUARY 28, 2003, THE FUND PAID TO SHAREHOLDERS OF THE NATIONAL BOND PORTFOLIO $0.422 AND TO THE MONEY MARKET PORTFOLIO $0.004 PER SHARE, RESPECTIVELY FROM NET INVESTMENT INCOME. SUBSTANTIALLY ALL OF THE FUND'S DIVIDENDS FROM NET INVESTMENT INCOME WERE EXEMPT-INTEREST DIVIDENDS, AND ARE 100% FREE OF FEDERAL INCOME TAX. HOWEVER, STATE AND LOCAL TAXES DIFFER FROM STATE TO STATE AND A PORTION OF THE DIVIDENDS MAY BE SUBJECT TO THE INDIVIDUAL ALTERNATIVE MINIMUM TAX, SO IT IS SUGGESTED THAT YOU CONSULT YOUR OWN TAX ADVISER WITH RESPECT TO THOSE TAXES. DURING THE YEAR ENDED FEBRUARY 28, 2003, THE FUND PAID TO SHAREHOLDERS OF THE NATIONAL BOND PORTFOLIO $0.020 PER SHARE OF LONG-TERM CAPITAL GAINS.

--------------------------------------------------------------------------------

THE VALUE LINE TAX EXEMPT FUND, INC.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund's officers under the direction of the Board of Directors. The following table sets forth information on each Director and officer of the Fund. Each Director serves as a director or trustee of each of the 15 Value Line Funds and oversees a total of 16 portfolios. Each Director serves until his or her successor is elected and qualified.

                                                             PRINCIPAL
                                                             OCCUPATION
                                               LENGTH OF     DURING THE                       OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE     POSITION            TIME SERVED   PAST 5 YEARS                     HELD BY DIRECTOR
=======================================================================================================================
INTERESTED DIRECTORS*
---------------------
Jean Bernhard Buttner      Chairman of the     Since 1984    Chairman, President and          Value Line, Inc.
Age 68                     Board of Trustees                 Chief Executive Officer of
                           and President                     Value Line, Inc. (the
                                                             "Adviser") and
                                                             Value Line
                                                             Publishing, Inc.
                                                             Chairman and
                                                             President of each
                                                             of the 15 Value
                                                             Line Funds and
                                                             Value Line
                                                             Securities Inc.
                                                             (the "Distributor")
-------------------------------------------------------------------------------------------------------------------------
Marion N. Ruth             Trustee             Since 2000    Real Estate Executive:           Value Line, Inc.
5 Outrider Road                                              President, Ruth Realty (real
Rolling Hills, CA 90274                                      estate broker); Director of the
Age 67                                                       Adviser since 2000.
-------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED DIRECTORS
------------------------
John W. Chandler           Trustee             Since 1991    Consultant, Academic Search      None
1611 Cold Spring Rd                                          Consultation Service, Inc.
Williamstown, MA 01267                                       Trustee Emeritus and
Age 79                                                       Chairman (1993-1994) of the
                                                             Board of Trustees of Duke
                                                             University; President
                                                             Emeritus, Williams College.
-------------------------------------------------------------------------------------------------------------------------
Frances T. Newton          Trustee             Since 2000    Customer Support Analyst,        None
4921 Buckingham Drive                                        Duke Power Company.
Charlotte, SC 28209
Age 61
-------------------------------------------------------------------------------------------------------------------------
Francis Oakley             Trustee             Since 2000    Professor of History,            Berkshire Life Insurance
54 Scott Hill Road                                           Williams College, 1961 to        Company
Williamstown, MA 01267                                       present. President Emeritus
Age 71                                                       since 1994 and President,
                                                             1985-1994; Chairman
                                                             (1993-1997) and
                                                             Interim President
                                                             (2002) of the
                                                             American Council of
                                                             Learned Societies.

--------------------------------------------------------------------------------
24

                                            THE VALUE LINE TAX EXEMPT FUND, INC.
Management of the Fund
--------------------------------------------------------------------------------

                                                             PRINCIPAL
                                                             OCCUPATION
                                               LENGTH OF     DURING THE                       OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE     POSITION            TIME SERVED   PAST 5 YEARS                     HELD BY DIRECTOR
=======================================================================================================================
David H. Porter            Trustee             Since 1997    Visiting Professor of            None
5 Birch Run Drive                                            Classics, Williams College,
Saratoga Springs, NY12866                                    since 1999; President
Age 67                                                       Emeritus, Skidmore College
                                                             since 1999 and President,
                                                             1987-1998.
-------------------------------------------------------------------------------------------------------------------------
Paul Craig Roberts           Trustee           Since 1984    Chairman, Institute for          A. Schulman Inc.
169 Pompano St.                                              Political Economy.               (plastics)
Panama City Beach, FL 32413
Age 63
-------------------------------------------------------------------------------------------------------------------------
Nancy Beth Sheerr            Trustee           Since 1996    Senior Financial Advisor,        None
1409 Beaumont Drive                                          Hawthorne, since 2001;
Gladwyne, PA 19035                                           Chairman, Radcliffe College
Age 53                                                       Board of Trustees.
                                                             1990-1999.
-------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
Charles Heebner              Vice Vice         Since 1994    Senior Portfolio Manager                --
Age 66                       President                       with the Adviser.
-------------------------------------------------------------------------------------------------------------------------
Bradley Brooks               Vice President    Since 2001    Portfolio Manager with the              --
Age 40                                                       Adviser since 1999;
                                                             Securities Analyst with the
                                                             Adviser 1997-1999.
-------------------------------------------------------------------------------------------------------------------------
David T. Henigson            Vice President,   Since 1994    Director, Vice President and            --
Age 45                       Secretary and                   Compliance Officer of the
                             Treasurer                       Adviser. Director and Vice
                                                             President of the Distributor.
                                                             Vice President, Secretary and
                                                             Treasurer of each of the 15
                                                             Value Line Funds.

* MRS. BUTTNER IS AN "INTERESTED PERSON" AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940 BY VIRTUE OF HER POSITIONS WITH THE ADVISER AND HER INDIRECT OWNERSHIP OF A CONTROLLING INTEREST IN THE ADVISER; MRS. RUTH IS AN INTERESTED PERSON BY VIRTUE OF BEING A DIRECTOR OF THE ADVISER.

UNLESS OTHERWISE INDICATED, THE ADDRESS FOR EACH OF THE ABOVE IS 220 EAST 42ND STREET, NEW YORK, NY 10017.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND'S DIRECTORS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST BY CALLING 1-800-243-2729.

--------------------------------------------------------------------------------

THE VALUE LINE TAX EXEMPT FUND, INC.

--------------------------------------------------------------------------------


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--------------------------------------------------------------------------------
26

                                            THE VALUE LINE TAX EXEMPT FUND, INC.

--------------------------------------------------------------------------------


                     (This page intentionally left blank.)


--------------------------------------------------------------------------------

THE VALUE LINE TAX EXEMPT FUND, INC.

                         THE VALUE LINE FAMILY OF FUNDS
--------------------------------------------------------------------------------

1950 -- THE VALUE LINE FUND seeks long-term growth of capital. Current income is a secondary objective.

1952 -- VALUE LINE INCOME AND GROWTH FUND'S primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- THE VALUE LINE SPECIAL SITUATIONS FUND seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- VALUE LINE LEVERAGED GROWTH INVESTORS' sole investment objective is to realize capital growth.

1979 -- THE VALUE LINE CASH FUND, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- VALUE LINE U.S. GOVERNMENT SECURITIES FUND seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- VALUE LINE CENTURION FUND* seeks long-term growth of capital.

1984 -- THE VALUE LINE TAX EXEMPT FUND seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- VALUE LINE CONVERTIBLE FUND seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- VALUE LINE AGGRESSIVE INCOME TRUST seeks to maximize current income.

1987 -- VALUE LINE NEW YORK TAX EXEMPT TRUST seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- VALUE LINE EMERGING OPPORTUNITIES FUND invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- VALUE LINE ASSET ALLOCATION FUND seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

1995 -- VALUE LINE U.S. MULTINATIONAL COMPANY FUND'S investment objective is maximum total return. It invests primarily in securities of U.S. companies that have significant sales from international operations.

* ONLY AVAILABLE THROUGH THE PURCHASE OF GUARDIAN INVESTOR, A TAX DEFERRED VARIABLE ANNUITY, OR VALUEPLUS, A VARIABLE LIFE INSURANCE POLICY.

FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE VALUE LINE FUNDS, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS FROM VALUE LINE SECURITIES, INC., 220 EAST 42ND STREET, NEW YORK, NEW YORK 10017-5891 OR CALL 1-800-223- 0818, 24
HOURS A DAY, 7 DAYS A WEEK, OR VISIT US AT WWW.VALUELINE.COM. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

--------------------------------------------------------------------------------
28